EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS - Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	Feb. 23, 2019	Feb. 24, 2018
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial gain	$ (140.6)	$ (256.4)
Prior service cost	3.1	0.3
Defined benefit plan recognized in AOCI	(137.5)	(256.1)
Other Post-Retirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial gain	(8.2)	(6.0)
Prior service cost	5.6	9.3
Defined benefit plan recognized in AOCI	$ (2.6)	$ 3.3